CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash Flows from Operating Activities:
Net income	$ 210,839	¥ 1,371,783	¥ 1,116,398	¥ 275,339
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	3,647	23,729	10,609	3,635
Disposal of property, equipment and software	(8)	(55)	34
Interest income				(846)
Fair value adjustments related to Consolidated ABFE	6,167	40,124	19,735	11,333
Share-based compensation	12,600	81,979	17,223
Changes in operating assets and liabilities
Accounts receivable	1,104	7,183	54,412	78,120
Change in Consolidated ABFE related asset/liability	1,648	10,724	3,941	7,315
Prepaid expenses and other assets	(91,567)	(595,763)	(220,040)	(44,512)
Amounts due from/to related parties	7,591	49,391	93,152	(49,171)
Accrued expenses and other liabilities	104,382	679,142	297,817	87,611
Accounts payable	3,097	20,150	9,192	4,499
Liabilities from quality assurance program and guarantee	203,333	1,322,948	924,668	546,332
Deferred tax assets/liabilities	(54,318)	(353,410)	(260,540)	(175,862)
Deferred revenue	9,005	58,588	46,834	117,484
Net cash provided by operating activities	417,520	2,716,513	2,113,435	861,277
Cash Flows from Investing Activities:
Purchase of property, equipment and software	(10,844)	(70,551)	(29,973)	(16,397)
Disposal of property, equipment and software	22	140	11
Purchase of held-to-maturity investments	(144,969)	(943,212)	(238,917)	(110,000)
Redemption of held-to-maturity investments	158,504	1,031,273	170,000	80,817
Purchase of available-for-sale investments	(459,367)	(2,988,777)	(1,238,500)
Redemption of available-for-sale investments	489,028	3,181,763	80,500
Investment in preferred shares	(416)	(2,710)
Investment in loans at fair value	(115,703)	(752,801)	(299,956)	(247,434)
Principal payment of loans at fair value	41,541	270,278	135,172	10,425
Loan to a related party	(15,370)	(100,000)
Net cash used in investing activities	(57,574)	(374,597)	(1,421,663)	(282,589)
Cash Flows from Financing Activities:
Cash contribution from owner				62
Proceeds from issuances of ABFE	30,390	197,730	472,500	250,000
Principal Payments to ABFE	(75,610)	(491,942)	(315,378)
Proceeds from initial public offering, net of offering cost				441,600
Proceeds from concurrent private placement, net of offering cost				58,256
Payments of initial public offering cost			(21,824)
Proceeds from transfer of beneficiary rights under repurchase agreement	7,685	50,000
Dividends paid to shareholders	(93,023)	(605,238)
Net cash provided by /(used in) financing activities	(130,558)	(849,450)	135,298	749,918
Effect of foreign exchange rate changes	(2,476)	(16,109)	29,356	101
Net increase in cash, cash equivalents and restricted cash	226,912	1,476,357	856,426	1,328,707
Cash, cash equivalents and restricted cash, beginning of year	336,061	2,186,511	1,330,085	1,378
Cash, cash equivalents and restricted cash, end of year	562,973	3,662,868	2,186,511	1,330,085
Supplemental disclosures of cash flow information:
Income taxes paid, net	46,455	302,188	65,890	98,941
Reconciliation to amounts on consolidated balance sheets:
Total cash, cash equivalents, and restricted cash	$ 336,061	¥ 2,186,511	¥ 1,330,085	¥ 1,378